October 2022
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
Oct 13, 2022
Prior Payment:
Sep 12, 2022
Next Payment:
Nov 14, 2022
Record Date:
Sep 30, 2022
Determination Date:
Oct 6, 2022
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Nov 6, 2012
Final Distribution Date:
Nov 10, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statements to Certificateholders

Historical Delinquency & Liquidation (Stated)

REO Status Report

REO Additional Detail

Historical Liquidation Loss Loan Detail

Bond/Collateral Realized Loss Reconciliation

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

October 2022
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.66200%
72,318,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.76200%
202,504,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.77300%
607,410,000.00
4,175,353.24
4,175,353.24
9,648.55
4,185,001.79
0.00
0.00
A-AB
2.36800%
90,017,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
1.51459%
1,083,364,000.00
115,290,353.24
0.00
145,514.65
145,514.65
0.00
17,524,195.29
X-B
0.30552%
305,564,224.00
293,066,217.60
0.00
74,613.54
74,613.54
0.00
293,065,819.23
A-S
3.12400%
111,115,000.00
111,115,000.00
93,590,804.71
289,269.38
93,880,074.09
0.00
17,524,195.29
B
3.74700%
90,280,000.00
90,280,000.00
0.00
281,899.30
281,899.30
0.00
90,280,000.00
C
4.44800%
57,293,000.00
57,293,000.00
0.00
212,366.05
212,366.05
0.00
57,293,000.00
D
4.62588%
57,293,000.00
57,293,000.00
0.00
220,858.68
220,858.68
0.00
57,293,000.00
E
4.62588%
27,779,000.00
27,779,000.00
0.00
107,085.22
107,085.22
0.00
27,779,000.00
F
4.62588%
22,570,000.00
22,570,000.00
0.00
92,096.61
92,096.61
0.00
22,570,000.00
G
4.62588%
50,349,224.00
37,851,217.60
0.00
0.00
0.00
398.37
37,850,819.23
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,388,928,224.00
408,356,570.84
97,766,157.95
1,433,351.98
99,199,509.93
398.37
310,590,014.52
PAYMENT DETAIL

October 2022
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36192PAC0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36192PAF3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36192PAJ5
0.00687403
6.87402782
0.01588473
6.88991256
0.00000000
0.00000000
A-AB
36192PAM8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
36192PAQ9
0.10641885
0.00000000
0.13431741
0.13431741
0.00000000
0.01617572
X-B
36192PAA4
0.95909859
0.00000000
0.24418283
0.24418283
0.00000000
0.95909729
A-S
36192PAT3
1.00000000
842.28776232
2.60333333
844.89109565
(0.00000000)
0.15771224
B
36192PAD8
1.00000000
0.00000000
3.12250000
3.12250000
0.00000000
1.00000000
C
36192PAG1
1.00000000
0.00000000
3.70666667
3.70666667
0.00000000
1.00000000
D
36192PAK2
1.00000000
0.00000000
3.85489820
3.85489820
0.00000000
1.00000000
E
36192PAN6
1.00000000
0.00000000
3.85489820
3.85489820
0.00000000
1.00000000
F
36192PAR7
1.00000000
0.00000000
4.08048798
4.08048798
0.00000000
1.00000000
G
36192PAU0
0.75177360
0.00000000
0.00000000
0.00000000
0.00791214
0.75176569
R
36192PAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

October 2022
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
4,175,353.24
776,145.95
3,399,207.29
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
A-S
111,115,000.00
0.00
93,590,804.71
0.00
17,524,195.29
0.00
B
90,280,000.00
0.00
0.00
0.00
90,280,000.00
0.00
C
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
D
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
E
27,779,000.00
0.00
0.00
0.00
27,779,000.00
0.00
F
22,570,000.00
0.00
0.00
0.00
22,570,000.00
0.00
G
37,851,217.60
0.00
0.00
398.37
37,850,819.23
15,057,749.09
Totals:
408,356,570.84
776,145.95
96,990,012.00
398.37
310,590,014.52
15,057,749.09
PRINCIPAL DETAIL

October 2022
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
9,648.55
0.00
0.00
0.00
0.00
9,648.55
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
145,514.65
0.00
0.00
0.00
0.00
145,514.65
0.00
X-B
74,613.54
0.00
0.00
0.00
0.00
74,613.54
0.00
A-S
289,269.38
0.00
0.00
0.00
0.00
289,269.38
0.00
B
281,899.30
0.00
0.00
0.00
0.00
281,899.30
0.00
C
212,366.05
0.00
0.00
0.00
0.00
212,366.05
0.00
D
220,858.68
0.00
0.00
0.00
0.00
220,858.68
0.00
E
107,085.22
0.00
0.00
0.00
0.00
107,085.22
0.00
F
87,005.05
0.00
0.00
402,603.19
0.00
92,096.61
402,603.19
G
145,912.59
0.00
0.00
145,912.59
0.00
0.00
3,525,272.52
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,574,173.01
0.00
0.00
548,515.78
0.00
1,433,351.98
3,927,875.71
INTEREST DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
GS Mortgage Securities Trust 2012-GCJ9
Interest
Fees
Scheduled Interest
1,583,562.50
Master Servicing Fee
8,559.15
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
408.36
Net Prepayment Shortfall
0.00
Operating Advisor Fee
421.98
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve Deposit/Withdrawal
0.00
Fee Distributions
9,389.49
Interest Collections
1,583,562.50
Principal
Scheduled Principal
776,145.95
Unscheduled Principal
96,990,012.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
97,766,157.95
Net ASER Amount
13,728.11
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
127,092.92
Other Expenses of the Trust
140,821.03
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
1,433,351.98
Principal Distribution
97,766,157.95
Prepayment Premium
0.00
Available Distribution Amount
99,199,509.93
Total Collections
99,349,720.45
Total Distributions
99,349,720.45
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
GS Mortgage Securities Trust 2012-GCJ9
P&I Advances
Controlling Class:
Current
Outstanding
G
Advance
Advance
Controlling Class Representative:
Principal
0.00
1,316,168.73
RREF CMBS AIV, LP
Interest
0.00
7,002,422.78
Total
0.00
8,318,591.51
Principal Distribution Amount
97,766,157.95
Mortgage Loan Stated Principal Balance
Beginning
408,356,570.84
Aggregate Realized Losses during Related Collection Period
398.37
Ending
310,590,014.52
% of Cut-Off Date Principal Balance
22.36%
Additional Trust Fund Expenses during Related Collection Period
0.00
Excess Liquidation Proceeds Reserve Account
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
MISCELLANEOUS DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
8/15/2022
1541502
Citigroup Global Markets Realty Corp.
2/11/2022
1541001
Starwood Mortgage Funding I LLC
1/19/2022
1682511
Jefferies LoanCore LLC
2/8/2022
1555524
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
Status

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
GS Mortgage Securities Trust 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
GS Mortgage Securities Trust 2012-GCJ9
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
October 2022
GS Mortgage Securities Trust 2012-GCJ9
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
ADDITIONAL LOAN DETAIL

October 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
2
0.00
61,221,256.71
0
0
0.00
0
1
65,115,805.18
1
7,046,583.75
Oct 2022
0.00
19.7%
0.0%
0.0%
0.0%
21.0%
2.3%
6
97,215,241.25
31.3%
0
0.00
0.00
0
1
7,063,384.10
1
1
65,282,927.04
0
0.00
Sep 2022
6,415,784.12
0.0%
0.0%
1.7%
1.6%
16.0%
0.0%
6
157,988,458.22
38.7%
0
0.00
0.00
0
1
7,079,156.49
1
1
65,441,721.74
0
0.00
Aug 2022
6,430,066.27
0.0%
0.0%
1.2%
1.1%
11.5%
0.0%
12
172,369,178.39
30.4%
0
0.00
0.00
0
1
7,094,862.61
1
1
65,599,934.70
0
0.00
Jul 2022
6,444,288.67
0.0%
0.0%
1.0%
0.9%
8.9%
0.0%
12
97,526,585.23
13.2%
0
0.00
0.00
0
1
7,111,466.62
0
1
65,765,339.98
0
0.00
Jun 2022
0.00
0.0%
0.0%
0.8%
0.0%
7.8%
0.0%
11
71,290,662.15
8.5%
0
0.00
0.00
0
1
7,127,036.98
1
1
65,922,367.38
0
0.00
May 2022
6,473,423.31
0.0%
0.0%
0.8%
0.7%
7.2%
0.0%
4
37,831,896.91
4.2%
0
0.00
0.00
0
1
7,143,510.15
1
1
66,086,629.40
0
0.00
Apr 2022
6,488,339.98
0.0%
0.0%
0.8%
0.7%
7.0%
0.0%
1
47,985,165.89
5.0%
0
0.00
0.00
0
1
7,158,945.88
1
1
66,242,479.76
0
0.00
Mar 2022
6,502,318.57
0.0%
0.0%
0.7%
0.7%
6.6%
0.0%
0
0.00
0.0%
0
7,177,235.14
0.00
1
0
0.00
1
1
66,421,307.50
0
0.00
Feb 2022
6,518,878.06
0.0%
0.7%
0.0%
0.7%
6.6%
0.0%
0
0.00
0.0%
1
0.00
7,192,529.16
0
0
0.00
1
1
66,575,931.78
0
0.00
Jan 2022
6,532,728.89
0.7%
0.0%
0.0%
0.7%
6.6%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
1
66,729,989.60
0
0.00
Dec 2021
6,546,521.77
0.0%
0.0%
0.0%
0.7%
6.6%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
66,891,388.02
1
0
0.00
0
0.00
Nov 2021
6,561,142.44
0.0%
0.0%
6.6%
0.7%
0.0%
0.0%
0
0.00
0.0%
0
7,239,001.74
0.00
1
1
67,044,290.17
1
0
0.00
0
0.00
Oct 2021
6,574,816.44
0.0%
0.7%
6.6%
0.7%
0.0%
0.0%
0
0.00
0.0%
0
7,255,019.58
0.00
1
1
67,204,574.17
1
0
0.00
0
0.00
Sep 2021
6,589,322.53
0.0%
0.7%
6.7%
0.7%
0.0%
0.0%
0
0.00
0.0%
2
0.00
64,939,911.80
0
1
67,356,328.97
1
0
0.00
0
0.00
Aug 2021
6,602,878.63
6.4%
0.0%
6.7%
0.7%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

October 2022
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
550100034
IL
7,046,583.75
7,633,893.40
4,500,000.00
03/31/2023
358,034.00
08/31/2022
Schaumburg
Office
8,600,000.00
06/20/2022
550100043
NY
0.00
0.00
0.00
0.00
06/04/2019
Latham
Lodging
7,600,000.00
3
550100068
FL
0.00
0.00
0.00
0.00
04/14/2016
Wildwood
Retail
3,100,000.00
3
695100074
CT
0.00
0.00
0.00
0.00
02/23/2016
New Britain
Office
8,250,000.00
3
Count:
Totals:
4
7,046,583.75
7,633,893.40
4,500,000.00
358,034.00
27,550,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

October 2022
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

October 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
4,893,695.38
7,300,000.00
5,059,380.85
225,029.30
4,834,351.55
59,343.83
406100057
9
Apr 2019
5,800,788.57
4,000,000.00
3,777,740.15
1,018,703.40
2,759,036.75
3,041,751.82
550100043
3
Dec 2019
5,290,373.56
11,400,000.00
5,860,260.54
569,886.98
5,290,373.56
0.00
550100044
3
Feb 2021
2,608,559.35
1,300,000.00
1,889,989.84
507,157.86
1,382,831.98
1,116,782.27
550100068
3
Aug 2017
7,641,859.88
1,000,000.00
277,772.76
231,932.71
45,840.05
8,280,527.00
695100074
3
Oct 2018
16,865,144.14
2,552,710.25
14,312,433.89
12,498,404.92
Count:
Totals:
5
26,235,276.74
25,000,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

October 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
406100057
4,893,695.38
59,344.47
0.00
0.00
0.00
0.00
Apr 2019
0.00
59,344.47
0.00
0.00
406100057
59,343.83
59,344.47
0.00
0.00
0.00
Aug 2019
(0.64)
59,343.83
0.00
0.00
550100043
5,800,788.57
3,300,812.78
0.00
0.00
0.00
0.00
Dec 2019
0.00
3,300,812.78
0.00
0.00
550100043
3,039,974.47
3,300,812.78
0.00
0.00
0.00
May 2020
(260,838.31)
3,039,974.47
0.00
0.00
550100043
3,040,530.47
3,039,974.47
0.00
0.00
0.00
Nov 2020
556.00
3,040,530.47
0.00
0.00
550100043
3,040,696.66
3,040,530.47
0.00
0.00
0.00
May 2021
166.19
3,040,696.66
0.00
0.00
550100043
3,040,910.66
3,040,696.66
0.00
0.00
0.00
Jul 2021
214.00
3,040,910.66
0.00
0.00
550100043
3,041,175.26
3,040,910.66
0.00
0.00
0.00
Nov 2021
264.60
3,041,175.26
0.00
0.00
550100043
3,041,344.45
3,041,175.26
0.00
0.00
0.00
Jan 2022
169.19
3,041,344.45
0.00
0.00
550100043
3,041,353.45
3,041,344.45
0.00
0.00
0.00
May 2022
9.00
3,041,353.45
0.00
0.00
550100043
3,041,751.82
3,041,353.45
0.00
0.00
0.00
Oct 2022
398.37
3,041,751.82
0.00
0.00
550100044
5,290,373.56
0.00
0.00
0.00
0.00
0.00
Feb 2021
0.00
0.00
0.00
0.00
550100068
2,608,559.35
1,307,541.52
0.00
0.00
0.00
0.00
Aug 2017
0.00
1,307,541.52
0.00
0.00
550100068
1,229,223.30
1,307,541.52
0.00
0.00
0.00
Nov 2017
(78,318.22)
1,229,223.30
0.00
0.00
550100068
1,225,831.87
1,229,223.30
0.00
0.00
0.00
Feb 2018
(3,391.43)
1,225,831.87
0.00
0.00
550100068
1,116,886.77
1,225,831.87
0.00
0.00
0.00
Apr 2018
(108,945.10)
1,116,886.77
0.00
0.00
550100068
1,116,782.27
1,116,886.77
0.00
0.00
0.00
Dec 2019
(104.50)
1,116,782.27
0.00
0.00
695100074
0.00
0.00
0.00
0.00
0.00
Dec 2017
540,482.25
540,482.25
0.00
0.00
695100074
0.00
540,482.25
0.00
0.00
0.00
May 2018
86,749.22
627,231.47
0.00
0.00
695100074
0.00
627,231.47
0.00
0.00
0.00
Jun 2018
9,262.60
636,494.07
0.00
0.00
695100074
0.00
636,494.07
0.00
0.00
0.00
Jul 2018
47,206.90
683,700.97
0.00
0.00
695100074
0.00
683,700.97
0.00
0.00
0.00
Aug 2018
150.00
683,850.97
0.00
0.00
695100074
0.00
683,850.97
0.00
0.00
0.00
Sep 2018
656.20
684,507.17
0.00
0.00
695100074
7,641,859.88
8,326,367.05
684,507.17
0.00
0.00
0.00
Oct 2018
6,957,352.71
7,641,859.88
0.00
684,507.17
695100074
8,298,210.08
7,641,859.88
0.00
0.00
0.00
Apr 2019
(28,156.97)
7,613,702.91
0.00
0.00
695100074
8,280,188.17
7,613,702.91
0.00
0.00
0.00
Aug 2019
(18,021.91)
7,595,681.00
0.00
0.00
695100074
8,280,527.00
7,595,681.00
0.00
0.00
0.00
Aug 2021
338.83
7,596,019.83
0.00
0.00

October 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
5
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
7,146,198.98
11,813,897.75
12,498,404.92
0.00
684,507.17
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

October 2022
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
2,009.36
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,121,121.58
0.00
0.00
406100048
4,425.52
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,198,881.00
0.00
0.00
406100053
0.00
0.00
39,374.12
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
406100064
13,600.61
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
65,115,805.18
0.00
0.00
406100066
2,000.00
0.00
0.00
13,728.11
0.00
0.00
0.00
0.00
0.00
7,046,583.75
0.00
0.00
550100034
1,400.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,551,331.68
0.00
0.00
550100061
0.00
0.00
64,283.31
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
695100070
110,033,723.19
Count:
Totals:
7
23,435.49
0.00
103,657.43
13,728.11
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
140,821.03
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

October 2022
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
550100034
11/06/2021
3,375,764.10
08/08/2022
4,500,000.00
06/20/2022
13,728.11
99,542.14
Count:
Totals:
1
3,375,764.10
4,500,000.00
13,728.11
99,542.14

October 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
406100042
Mixed Use
GA
06/06/17
03/30/17
406100045
Multifamily
CA
07/06/17
07/05/17
406100046
Retail
DE
08/06/22
06/06/22
406100048
Office
09/14/22 GA
09/06/22
N
13,121,121.58
85,891.46
0.00
08/06/22
0.00
5
54,800.88
0.00
5.000
0.00
406100050
Mixed Use
CA
09/06/22
06/06/22
406100053
Office
09/06/22 NC
10/06/22
N
21,198,881.00
149,887.63
0.00
09/06/22
0.00
5
106,212.78
0.00
6.000
1.58
12/31/21
406100057
Retail
IL
10/06/22
04/08/19
406100058
Multifamily
NC
10/06/22
07/06/22
406100059
Multifamily
TN
10/06/22
07/06/22
406100060
Retail
AL
10/06/22
N
0.00
74,386.86
11,474,965.34 10/04/22
10/06/22
0.00
0
47,063.53
0.00
4.910
1.84
12/31/21
406100061
Multifamily
XX
10/06/22
N
0.00
295,358.15
42,833,661.59 09/28/22
10/06/22
0.00
0
203,182.30
0.00
5.680
1.09
12/31/21
406100063
Self Storage
NC
10/06/22
07/14/22
406100064
Lodging
04/30/20 PA
11/06/22
N
0.00
40,712.03
3,920,734.08 09/30/22
10/06/22
0.00
0
16,241.09
0.00
4.940
1.75
12/31/21
406100066
Mixed Use
08/03/20 NY
11/06/22
N
65,115,805.18
399,420.28
0.00
02/06/21
0.00
6
232,298.42
0.00
4.270
0.00
406100067
Office
IL
11/06/22
08/05/22
406100068
Office
CA
11/06/22
08/05/22
406100069
Office
CA
11/07/22
N
117,190,374.30
612,449.62
0.00
10/06/22
0.00
0
386,885.52
0.00
3.954
1.96
12/31/21
406100071
Self Storage
TX
11/06/22
08/05/22
550100001
Various
NY
09/06/22
08/30/22
550100003
Lodging
XX
11/06/17
09/06/17
550100009
Lodging
XX
10/06/17
06/06/17
550100011
Retail
PA
11/06/22
08/05/22
550100013
Office
WI
11/06/22
05/06/22
550100015
Office
VA
10/06/22
N
0.00
112,469.15
20,708,153.36 10/06/22
10/06/22
0.00
0
74,513.11
0.00
4.310
2.91
12/31/21
550100017
Retail
NC
10/06/22
07/06/22
550100020
Self Storage
XX
10/06/22
08/05/22
550100028
Retail
TX
10/06/22
07/06/22
550100031
Multifamily
PA
08/06/22
06/06/22
550100033
Retail
NC
11/06/22
08/24/22
550100034
Office
04/14/21 IL
10/06/22
N
7,046,583.75
45,642.50
0.00
11/06/21
0.00
6
28,842.15
0.00
4.900
0.20
12/31/21
550100035
Lodging
SC
09/06/22
06/06/22
550100039
Mobile Home
TX
08/06/22
06/06/22
550100042
Multifamily
CT
09/06/22
07/06/22
550100043
Lodging
NY
11/06/22
11/06/19
550100044
Lodging
NY
11/06/22
01/15/21
550100045
Lodging
WV
09/06/22
01/31/20
550100046
Self Storage
NV
11/06/17
12/03/15
550100048
Retail
TX
09/06/22
09/06/22
550100050
Retail
FL
10/01/22
07/01/22
550100053
Multifamily
MI
09/06/22
06/06/22
550100055
Multifamily
MI
10/06/22
08/05/22

October 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
550100056
Lodging
SC
09/06/22
06/06/22
550100059
Self Storage
MI
10/06/22
07/06/22
550100060
Retail
GA
10/06/22
08/05/22
550100061
Retail
09/15/22 NC
09/06/22
N
3,551,331.68
23,360.17
0.00
08/06/22
0.00
5
15,009.99
0.00
5.060
2.75
12/31/21
550100063
Retail
IL
09/06/22
07/06/22
550100064
Various
XX
11/01/22
N
2,977,017.98
19,796.50
0.00
10/01/22
0.00
0
13,053.95
0.00
5.250
1.71
12/31/21
550100065
Self Storage
FL
09/06/22
06/06/22
550100066
Retail
CO
10/01/22
07/21/22
550100067
Self Storage
GA
10/06/22
08/05/22
550100068
Retail
FL
08/06/22
07/21/17
550100069
Multifamily
OH
11/06/22
09/06/22
550100070
Mobile Home
OH
09/06/22
09/01/22
550100071
Retail
FL
07/06/22
05/06/22
550100072
Retail
FL
07/06/22
06/03/22
550100073
Mobile Home
SC
08/06/22
05/06/22
550100074
Multifamily
MI
11/06/22
09/06/22
624100059
Office
FL
07/06/22
04/06/22
624100060
Lodging
06/03/21 NY
06/06/24
N
57,669,925.03
241,252.52
0.00
08/06/22
0.00
1
241,252.52
0.00
5.020
-0.50
12/31/21
624100061
Office
NY
06/06/17
05/31/17
695100064
Multifamily
TN
09/01/22
06/01/22
695100065
Office
CA
10/01/22
07/01/22
695100066
Self Storage
IN
10/01/22
07/01/22
695100067
Retail
MD
10/01/22
07/01/22
695100068
Office
KY
11/01/22
05/25/22
695100069
Office
IL
11/01/22
N
0.00
75,182.05
11,652,323.55 09/30/22
10/01/22
0.00
0
47,489.00
0.00
4.879
1.62
12/31/21
695100070
Office
08/16/17 IL
11/01/22
N
0.00
41,297.18
6,400,572.45 09/30/22
10/01/22
0.00
0
26,085.51
0.00
4.879
1.29
12/31/21
695100071
Mobile Home
AZ
11/01/22
08/01/22
695100072
Multifamily
IL
11/01/22
04/29/22
695100073
Retail
GA
11/01/22
N
15,932,361.40
98,541.18
0.00
10/01/22
0.00
0
62,542.74
0.00
4.700
1.83
12/31/21
695100074
Office
CT
11/01/22
09/14/18
695100075
Office
NJ
11/01/22
N
6,786,612.62
44,061.17
0.00
10/01/22
0.00
0
28,089.01
0.00
4.955
1.80
12/31/21
695100077
Multifamily
MI
11/01/22
08/01/22
695100078
Retail
CA
11/01/22
06/22/22
310,590,014.52
2,359,708.45
96,990,410.37
0.00
74
Totals:
Count:
1,583,562.50
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

October 2022
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
406100064
8/6/2020
0.00
0.00
4.9400
0.00
0.0000
0.00
11/6/2022
10
624100060
6/4/2021
0.00
0.00
5.0200
0.00
0.0000
0.00
6/6/2024
9
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

October 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

October 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
2
$6,528,349.66
2.10%
5M to 9.9M
2
$13,833,196.37
4.45%
10M to 14.9M
1
$13,121,121.58
4.22%
15M to 19.9M
1
$15,932,361.40
5.13%
20M to 24.9M
1
$21,198,881.00
6.83%
55M to 59.9M
1
$57,669,925.03
18.57%
65M to 69.9M
1
$65,115,805.18
20.97%
115M to 119.9M
1
$117,190,374.30
37.73%
Total
10
$310,590,014.52
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.750% - 3.990%
1
$117,190,374.30
37.73%
4.250% - 4.490%
1
$65,115,805.18
20.97%
4.500% - 4.740%
1
$15,932,361.40
5.13%
4.750% - 4.990%
2
$13,833,196.37
4.45%
5.000% - 5.240%
3
$74,342,378.29
23.94%
5.250% - 5.490%
1
$2,977,017.98
0.96%
6.000% - 6.240%
1
$21,198,881.00
6.83%
Total
10
$310,590,014.52
100.00%
Gross Rate
Total Weighted Average Rate: 4.51%

October 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEW YORK
2
$122,785,730.21
39.53%
CALIFORNIA
1
$117,190,374.30
37.73%
GEORGIA
2
$29,053,482.98
9.35%
NORTH CAROLINA
2
$24,750,212.68
7.97%
ILLINOIS
1
$7,046,583.75
2.27%
NEW JERSEY
1
$6,786,612.62
2.19%
VARIOUS
1
$2,977,017.98
0.96%
Total
10
$310,590,014.52
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Lodging
1
$57,669,925.03
18.57%
Mixed Use
1
$65,115,805.18
20.97%
Office
5
$165,343,573.25
53.24%
Retail
2
$19,483,693.08
6.27%
Various
1
$2,977,017.98
0.96%
Total
10
$310,590,014.52
100.00%
Property Type

October 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
117 - 119
5
$208,002,171.48
66.97%
120 - 122
4
$44,917,918.01
14.46%
123 - 125
1
$57,669,925.03
18.57%
Total
10
$310,590,014.52
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 120
Count
Balance ($)
%
0 - 2
9
$252,920,089.49
81.43%
18 - 20
1
$57,669,925.03
18.57%
Total
10
$310,590,014.52
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 5

October 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
-0.50 - -0.01
2
$64,716,508.78
20.84%
0.000 - 0.490
1
$13,121,121.58
4.22%
1.000 - 1.490
1
$21,198,881.00
6.83%
1.500 - 1.990
3
$25,695,992.00
8.27%
2.000 - 2.490
2
$182,306,179.48
58.70%
2.500 - 2.990
1
$3,551,331.68
1.14%
Total
10
$310,590,014.52
100.00%
DSCR
Total Weighted Average DSCR: 1.45
Count
Balance ($)
%
Amortizing Balloon
7
$119,797,353.79
38.57%
IO/Amortizing/Balloon
3
$190,792,660.73
61.43%
Total
10
$310,590,014.52
100.00%
Amortization Type

October 2022
Delinquency Summary Report
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
7
180,757,700.56
58.20%
180,877,770.37
1
57,669,925.03
18.57%
59,140,871.38
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
8
238,427,625.59
76.77%
240,018,641.75
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
65,115,805.18
20.97%
68,295,320.74
1
65,115,805.18
20.97%
68,295,320.74
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
7,046,583.75
2.27%
7,223,903.81
1
7,046,583.75
2.27%
7,223,903.81
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
7
180,757,700.56
58.20%
180,877,770.37
1
57,669,925.03
18.57%
59,140,871.38
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
72,162,388.93
23.23%
75,519,224.55
10
310,590,014.52
100.00%
315,537,866.30
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

October 2022
DEFEASED LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.